Patent Licenses - Additional Information (Detail) (USD $)	0 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	May 14, 2004	Feb. 13, 2004	Dec. 31, 2003	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Feb. 07, 2013 UMass IP [Member] Installment	Dec. 31, 2013 UMass IP [Member] Installment	Dec. 31, 2012 UMass IP [Member]	Feb. 07, 2013 UMass IP [Member] Minimum [Member]	Feb. 07, 2013 UMass IP [Member] Maximum [Member]	Sep. 30, 2014 ACT IP [Member]	Dec. 31, 2013 ACT IP [Member]
Finite-Lived Intangible Assets [Line Items]
Option and license fees	$ 3,164,000	$ 2,760,000	$ 400,000	$ 22,500	$ 340,000					$ 340,000
Obligation to pay royalties (Ranged)															6.00%	12.00%
Royalties percentage of net sales												0.25%
Minimum annual license fee													75,000	150,000
Number of installments												2	2
Patent acquisition costs						2,417,000		2,417,000		1,970,000							747,000	747,000
Amortization expense						16,000	15,000	47,000	45,000
Accumulated amortization						$ 556,000		$ 556,000		$ 510,000	$ 449,000